787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 274 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 274 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 274 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to Permal Tactical Allocation Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Fund’s investment objective, investment strategies and risk factors. In connection with those changes, the Fund’s name is being changed to “Permal Alternative Core Fund.” These changes are expected to become effective on or about July 31, 2013 and were disclosed in supplements to the Fund’s current prospectus and Statement of Additional Information (“SAI”) dated May 9, 2013.

The disclosures in the summary sections of the Prospectus for the Fund other than those entitled “Investment objective,” “Principal investment strategies,” “Certain risks” and “Performance” and in the statutory section of the Prospectus other than that entitled “More on the fund’s investment strategies, investments and risks” are substantially identical to those sections in the Fund’s current prospectus, dated May 1, 2013, and to those of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Fund’s SAI are substantially identical to the SAIs of other Legg Mason funds, except for changes to the sections captioned “Investment Objective and Management Policies” and “Investment Practices and Risk Factors” to reflect the changes to the Fund’s name, investment objective, investment strategy, policies and risk factors. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on July 23, 2013 pursuant to Rule 485(a)(1) under the 1933 Act. Prior to or on that date, the Trust will file a subsequent post-effective amendment that will file as an exhibit the consent of the Fund’s independent registered public accounting firm.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris Goldblat, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Marc T. Foster, Willkie Farr & Gallagher LLP

Neesa Patel, Willkie Farr & Gallagher LLP